Net Income (Loss) per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) per Share	Net Income (Loss) per Share
The numerators and denominators of the basic and diluted net income (loss) per share were computed for the periods presented as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Numerator:
Net income (loss)	$(17,293)	$(7,674)
Denominator:
Weighted average shares outstanding – basic and diluted	62,690,869	37,200,000
Basic and diluted net income (loss) per share	$(0.28)	$(0.21)
Because the Company had a net loss for all periods presented, the Company did not have any dilutive securities and/or other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the periods presented. For the three months ended March 31, 2022, potentially diluted shares consisted of warrants, stock options, and restricted stock units that were not included in the computation of diluted EPS because to do so would have been antidilutive for the period. See Note K and Note L for further information of the Company’s warrants and equity-based compensation awards, respectively.
Net Income (Loss) per Share
Prior to the Merger, the membership structure of Cosmos included units which had profit interests. As a result of the Merger, which was accounted for as a reverse recapitalization, the Company has retroactively adjusted the weighted average shares outstanding prior to the Merger to give effect to the exchange ratio used to determine the number of shares of common stock into which they were converted and is reflected in the denominator of basic and diluted net income (loss) per share in the table below.
The numerators and denominators of the basic and diluted net income (loss) per share were computed for the periods presented as follows:

	Successor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020
Numerator:
Net income (loss)	$(61,537)	$(14,374)
Denominator:
Weighted average shares outstanding – basic and diluted	45,082,544	37,200,000
Basic and diluted net income (loss) per share	$(1.36)	$(0.39)
Because the Company had a net loss for all periods presented, the Company did not have any dilutive securities and/or other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the periods presented.